Acquisitions and Dispositions (Schedule of Disposal Groups, Including Discontinued Operations Consolidated Balance Sheets) (Detail) - Dominion Energy Gas Holdings LLC [Member] - USD ($) $ in Millions		Jun. 30, 2019	Dec. 31, 2018
Business Acquisition And Dispositions [Line Items]
Current assets of discontinued operations		$ 326	$ 444	[1]
Noncurrent assets of discontinued operations		6,051	5,849	[1]
Current liabilities of discontinued operations		1,030	1,273	[1]
Noncurrent liabilities of discontinued operations		3,177	2,896	[1]
East Ohio [Member]
Business Acquisition And Dispositions [Line Items]
Current assets of discontinued operations	[2]	303	423
Investments		2	2
Property, plant and equipment, net		3,790	3,669
Regulatory assets		647	711
Other deferred charges and other assets, including goodwill and intangible assets		1,418	1,275
Noncurrent assets of discontinued operations		5,857	5,657
Current liabilities of discontinued operations		1,014	1,262
Long-term debt		1,552	1,300
Deferred income taxes and investment tax credits		733	716
Regulatory liabilities		768	747
Other deferred credits and liabilities		112	108
Noncurrent liabilities of discontinued operations		3,165	2,871
DGP [Member]
Business Acquisition And Dispositions [Line Items]
Current assets of discontinued operations	[3]	23	21
Noncurrent assets of discontinued operations	[4]	194	192
Current liabilities of discontinued operations		16	11
Noncurrent liabilities of discontinued operations		$ 12	$ 25

[1]	Dominion Energy Gas’ Consolidated Balance Sheet at December 31, 2018 has been derived from the audited Consolidated Balance Sheet at that date.
[2]	Includes cash and cash equivalents of $4 million and $9 million as of June 30, 2019 and December 31, 2018, respectively.
[3]	Includes cash and cash equivalents of $8 million and less than a million dollars as of June 30, 2019 and December 31, 2018, respectively.
[4]	Primarily property, plant and equipment, net.